First Trust/Confluence Small Cap Value Fund
Portfolio of Investments
January 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS – 99.4%
	Automobiles – 3.1%
10,573	Winnebago Industries, Inc.	$694,858
	Beverages – 3.0%
7,750	MGP Ingredients, Inc.	658,362
	Building Products – 6.9%
23,099	AZEK (The) Co., Inc. (a)	890,697
49,698	Hayward Holdings, Inc. (a)	622,219
		1,512,916
	Capital Markets – 3.9%
3,060	Morningstar, Inc.	854,658
	Chemicals – 2.8%
66,237	Ecovyst, Inc. (a)	613,355
	Electrical Equipment – 2.6%
20,925	Allient, Inc.	582,971
	Energy Equipment & Services – 2.0%
28,372	Core Laboratories, Inc.	447,426
	Financial Services – 5.6%
27,876	Cannae Holdings, Inc. (a)	564,489
35,380	I3 Verticals, Inc., Class A (a)	663,021
		1,227,510
	Food Products – 6.7%
4,197	J&J Snack Foods Corp.	668,288
7,509	John B. Sanfilippo & Son, Inc.	804,439
		1,472,727
	Gas Utilities – 0.8%
4,619	Northwest Natural Holding Co.	170,256
	Ground Transportation – 3.2%
38,555	Marten Transport Ltd.	713,267
	Health Care Equipment & Supplies – 3.1%
4,078	UFP Technologies, Inc. (a)	687,184
	Household Durables – 4.0%
2,672	Cavco Industries, Inc. (a)	886,890
	Household Products – 3.1%
8,693	Spectrum Brands Holdings, Inc.	683,444
	Insurance – 14.7%
12,389	Brown & Brown, Inc.	960,891
27,109	BRP Group, Inc., Class A (a)	608,326
91,625	Hagerty, Inc., Class A (a)	737,581
15,041	Stewart Information Services Corp.	927,428
		3,234,226
Shares	Description	Value

	Interactive Media & Services – 4.1%
41,693	TripAdvisor, Inc. (a)	$900,569
	IT Services – 3.7%
12,009	Perficient, Inc. (a)	818,173
	Leisure Products – 2.1%
55,162	American Outdoor Brands, Inc. (a)	472,187
	Machinery – 13.7%
61,406	Gates Industrial Corp. PLC (a)	790,910
6,445	John Bean Technologies Corp.	636,508
2,838	Kadant, Inc.	811,668
2,932	RBC Bearings, Inc. (a)	787,359
		3,026,445
	Personal Care Products – 3.4%
20,080	Edgewell Personal Care Co.	743,964
	Software – 1.0%
8,365	Sapiens International Corp., N.V.	228,365
	Textiles, Apparel & Luxury Goods – 3.1%
25,152	Movado Group, Inc.	693,692
	Water Utilities – 2.8%
10,514	SJW Group	626,004
	Total Common Stocks	21,949,449
	(Cost $18,522,086)
MONEY MARKET FUNDS – 0.6%
125,674	Dreyfus Cash Management Fund, Institutional Shares - 5.32% (b)	125,775
	(Cost $125,775)
	Total Investments – 100.0%	22,075,224
	(Cost $18,647,861)
	Net Other Assets and Liabilities – 0.0%	3,432
	Net Assets – 100.0%	$22,078,656

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of January 31, 2024.

First Trust/Confluence Small Cap Value Fund
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•
Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2024 is as follows:
	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$21,949,449	$21,949,449	$—	$—
Money Market Funds	125,775	125,775	—	—
Total Investments	$22,075,224	$22,075,224	$—	$—

*	See Portfolio of Investments for industry breakout.